General and administrative costs (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
General and administrative costs
General and administrative expense	€ 3,512	€ 3,917	€ 13,685	€ 12,887